Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Trade payables	$ 6,312	$ 6,303
Accrued payables	45,176	40,429
Accrued interest payable	10,316	13,118
Accounts payable and accrued liabilities	$ 61,804	$ 59,850